Organization and Operations (Details) - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 27, 2023	Dec. 31, 2022	Mar. 04, 2024	Jan. 26, 2024
Subsequent Event [Line Items]
Accumulated deficit	$ 80,456	$ 80,456
Working capital deficit	104,743	104,743		6,934
Net loss	(1,287)	54,738	$ 56,025	4,152
Net cash flows from operating activities		8,665		45,639
Cash and cash equivalents	$ 11,626	$ 11,626		$ 23,179
Subsequent Event | Redeemable Preferred Stock
Subsequent Event [Line Items]
Number of non-convertible redeemable preferred stock shares available (in shares)					25
Senior Notes | Subsequent Event
Subsequent Event [Line Items]
Maximum aggregate principal amount						$ 25,773